Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 27, 2024	Apr. 29, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth the compensation for our Principal Executive Officer (“PEO”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of fiscal 2024, 2023 and 2022. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income (Loss) and Revenue over such years in accordance with the SEC rules.

Pay Versus Performance

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($) (e)	Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)	Net Income (Loss) (in Thousands)(4) ($) (h)	Total Revenue (in Thousands)(4) ($) (i)

2024	$6,120,667	$7,963,167	$2,653,479	$2,933,163	$159.31	$145.97	$(28,369)	$192,970

2023	$3,880,000	$2,326,874	$1,561,682	$1,112,042	$69.61	$92.32	$(16,547)	$184,194

2022	$3,025,615	$3,285,615	$1,330,186	$3,093,550	$94.76	$90.00	$(22,176)	$106,477

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	Compensation for our PEO, William (Bill) Brennan, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following named executive officers: (i) in fiscal 2024, Daniel Fleming, Yat Tung (Job) Lam, Chi Fung (Lawrence) Cheng, Katherine Schuelke, and Adam Thorngate-Gottlund (former General Counsel and Secretary); (ii) in fiscal 2023, Daniel Fleming, Yat Tung (Job) Lam, Chi Fung (Lawrence) Cheng, and Adam Thorngate-Gottlund; and (iii) in fiscal 2022, Daniel Fleming and Yat Tung (Job) Lam.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on January 27, 2022 and ending on April 27, 2024, April 29, 2023 and April 30, 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the PHLX Semiconductor Index, same as our Peer Group as set forth in the performance graph included in our annual report.
PEO Total Compensation Amount	$ 6,120,667	$ 3,880,000	$ 3,025,615
PEO Actually Paid Compensation Amount	$ 7,963,167	2,326,874	3,285,615
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in fiscal 2024, fiscal 2023 and fiscal 2022 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee pertaining to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see Executive Compensation, CD&A section.

	PEO 2024	PEO 2023	PEO 2022	Non-PEOs 2024	Non-PEOs 2023	Non-PEOs 2022
Summary Compensation Table Total	$6,120,667	$3,880,000	$3,025,615	$2,653,479	$1,561,682	$1,330,186
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(5,410,000)	$(3,022,500)	$(2,500,000)	$(2,303,680)	$(1,057,875)	$(1,000,000)
Plus Year-end Fair Value for Awards Granted in the Covered Year	$4,640,000	$2,027,500	$2,760,000	$1,930,240	$709,625	$1,104,000
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$1,796,094	$(457,813)	$—	$431,062	$(160,234)	$1,519,558
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$816,406	$(100,313)	$—	$222,062	$58,844	$139,806
Compensation Actually Paid	$7,963,167	$2,326,874	$3,285,615	$2,933,163	$1,112,042	$3,093,550

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service costs is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service costs is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Non-PEO NEO Average Total Compensation Amount	$ 2,653,479	1,561,682	1,330,186
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,933,163	1,112,042	3,093,550
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in fiscal 2024, fiscal 2023 and fiscal 2022 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee pertaining to the PEO’s and our other NEOs’ compensation for fiscal year 2024, see Executive Compensation, CD&A section.

	PEO 2024	PEO 2023	PEO 2022	Non-PEOs 2024	Non-PEOs 2023	Non-PEOs 2022
Summary Compensation Table Total	$6,120,667	$3,880,000	$3,025,615	$2,653,479	$1,561,682	$1,330,186
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(5,410,000)	$(3,022,500)	$(2,500,000)	$(2,303,680)	$(1,057,875)	$(1,000,000)
Plus Year-end Fair Value for Awards Granted in the Covered Year	$4,640,000	$2,027,500	$2,760,000	$1,930,240	$709,625	$1,104,000
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$1,796,094	$(457,813)	$—	$431,062	$(160,234)	$1,519,558
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$816,406	$(100,313)	$—	$222,062	$58,844	$139,806
Compensation Actually Paid	$7,963,167	$2,326,874	$3,285,615	$2,933,163	$1,112,042	$3,093,550

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service costs is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service costs is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between PEO and Non-PEO NEOs Compensation Actually Paid and Total Shareholder Return ("TSR")
The following chart sets forth the relationship between compensation actually paid or (CAP) to our PEO, the average CAP to our Non-PEO NEOs, and the Company's cumulative TSR as well as the PHLX Semiconductor Sector Index cumulative TSR for the fiscal years indicated.

Compensation Actually Paid vs. Net Income
Relationship between PEO and Non-PEO NEOs Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between compensation actually paid or (CAP) to our PEO, the average CAP to our Non-PEO NEOs, and the Company's net income (loss) for the fiscal years indicated.

Compensation Actually Paid vs. Company Selected Measure
Relationship between PEO and Non-PEO NEOs Compensation Actually Paid and Revenue
The following chart sets forth the relationship between compensation actually paid or (CAP) to our PEO, the average CAP to our Non-PEO NEOs, and the Company's revenue for the fiscal years indicated.

Total Shareholder Return Amount	$ 159.31	69.61	94.76
Peer Group Total Shareholder Return Amount	145.97	92.32	90.00
Net Income (Loss)	$ (28,369,000)	$ (16,547,000)	$ (22,176,000)
Company Selected Measure Amount	192,970,000	184,194,000	106,477,000
PEO Name	William (Bill) Brennan
Additional 402(v) Disclosure	Reflect “Net Income (Loss)” and "Total Revenue" in the Company’s Consolidated Statements of Operation included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended April 27, 2024, April 29, 2023 and April 30, 2022.
PEO | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,410,000)	$ (3,022,500)	$ (2,500,000)
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,640,000	2,027,500	2,760,000
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,796,094	(457,813)	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	816,406	(100,313)	0
Non-PEO NEO | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,303,680)	(1,057,875)	(1,000,000)
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,930,240	709,625	1,104,000
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	431,062	(160,234)	1,519,558
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 222,062	$ 58,844	$ 139,806